Share Capital (Tables)	12 Months Ended
Dec. 31, 2011
Share Capital [Abstract]
Schedule Of Assumptions Used To Estimate Fair Value Of Options Granted

	2011		2010
Risk-free interest rate		1.66%		2.42%
Expected life		3.0 years		3.6 years
Expected volatility		65%		77%
Expected dividends	$	Nil	$	Nil

Schedule Of Stock Option Activity

	Options Available for Grant	Options Outstanding	Weighted Average Exercise Price
			(Expressed in Canadian dollars)
Balances, December 31, 2009	6,495,821	21,158,270	$8.84
Increase in amount authorized	16,560,424	—	—
Options granted	(1,337,500)	1,337,500	15.70
Options exercised	—	(5,639,650)	8.63
Options cancelled	144,050	(144,050)	8.99
Bonus shares	(1,581,578)	—	—
Shares issued under share purchase plan	(36,844)	—	—

Balances, December 31, 2010	20,244,373	16,712,070	$9.45
Increase in amount authorized	14,120,328	—	—
Options granted	(9,585,923)	9,585,923	20.02
Options exercised	—	(2,675,335)	8.81
Options cancelled	173,596	(173,596)	11.95
Bonus shares	(315,777)	—	—
Shares issued under share purchase plan	(25,766)	—	—

Balances, December 31, 2011	24,610,831	23,449,062	$13.83

Schedule Of Outstanding And Exercisable Options By Exercise Price Range

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Life (in years)	Weighted Average Exercise Price Per Share	Number Exercisable	Weighted Average Exercise Price Per Share
(Expressed in Canadian dollars)			(Expressed in Canadian dollars)		(Expressed in Canadian dollars)
$2.82 to $7.03	2,172,092	3.95	$3.16	1,021,214	$2.93
$7.04 to $8.20	4,944,020	3.86	8.10	3,674,363	8.07
$8.21 to $8.96	2,179,182	2.56	8.47	1,091,101	8.44
$8.97 to $12.62	2,379,788	1.30	9.83	1,980,418	9.74
$12.63 to $17.70	4,553,823	4.51	14.20	2,088,206	14.23
$17.71 to $27.83	7,220,157	5.36	23.66	143,657	20.55

	23,449,062	4.08	$13.83	9,998,959	$9.38

Schedule Of Stock-Based Compensation Attributable To Exploration Expenses And General And Administrative Expenses

Stock-based compensation charged to operations was allocated between exploration expenses and general and administrative expenses as follows:

	Year Ended December 31,
	2011	2010
Exploration (i)	$34,473	$33,019
General and administrative	36,577	31,936

	$71,050	$64,955

(i)	During 2011, stock-based compensation of $32.6 million (2010—$17.1 million) relating to the development of the Oyu Tolgoi Project was capitalized as property, plant and equipment.

Stock-based compensation charged to operations was incurred by Ivanhoe Mines as follows:

	Year Ended December 31,
	2011	2010
Ivanhoe Mines Ltd. (i)	$44,256	$42,855
SouthGobi Resources Ltd.	13,751	12,062
Ivanhoe Australia Ltd.	13,043	10,038

	$71,050	$64,955

(i)	During 2011, stock-based compensation of $32.6 million (2010—$17.1 million) relating to the development of the Oyu Tolgoi Project was capitalized as property, plant and equipment.

Rio Tinto Placements

Nature of Investment by Rio Tinto	Period	Number of Shares Acquired (1)	Proceeds/ Transaction Value
Private Placement—Tranche 1	2006	37,089,883	$303,395
Anti Dilution Shares	2008	243,772	612
Private Placement—Tranche 2	2009	46,304,473	388,031
March 2010 Private Placement	2010	15,000,000	240,916
Exercise of Series A Warrants	2010	46,026,522	393,066
Conversion of Convertible Credit Facility	2010	40,083,206	400,832
Exercise of Anti Dilution Warrants	2010	720,203	2,229
Partial exercise of Series B Warrants	2010	33,783,784	300,000

Balance at December 31, 2010		219,251,843	$2,029,081
Rights Offering	February 2011	34,387,776	477,302
Exercise of remaining Series B Warrants (2)	June 2011	14,070,182	119,737
Exercise of Anti Dilution Warrants (2)	June 2011	827,706	2,527
Exercise of Series C Warrants (2)	June 2011	40,224,365	379,316
Exercise of Subscription Right (3)	August 2011	27,896,570	535,908

Balance at December 31, 2011		336,658,442	$3,543,871

(1)	Shares acquired excludes other purchases made by Rio Tinto from third parties.
(2)

In June 2011, Ivanhoe Mines received $501.6 million from Rio Tinto following Rio Tinto's decision to exercise all remaining share-purchase warrants that it holds in Ivanhoe Mines. Rio Tinto exercised all the remaining Series B and Series C warrants that it was granted as part of the 2006 and 2007 financing agreements associated with Rio Tinto's original investment in Ivanhoe Mines. Rio Tinto previously had committed to convert all the warrants to shares by January 2012.

(3)

In August 2011, Ivanhoe Mines received $535.9 million from Rio Tinto following Rio Tinto's decision to exercise the subscription right granted to Rio Tinto as part of the terms of the December 2010 Heads of Agreement between Rio Tinto and Ivanhoe Mines.